RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Receivable from related party	$ 0	$ 17
Hunter Dickinson Services Inc.
Statement [Line Items]
Receivable from related party	$ 0	$ 17